Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Revenues:
Operating lease revenues	$ 278,294	$ 356,395
Finance lease revenues	28,516	26,645
Management fee revenues	5,345	0
Total revenues	312,155	383,040
Equipment trading revenues	19,097	11,915
Equipment trading expenses	(18,667)	(11,321)
Trading margin	430	594
Net gain (loss) on sale of leasing equipment	(1,429)	10,694
Operating expenses:
Depreciation and amortization	87,591	128,360
Direct operating expenses	18,005	14,819
Administrative expenses	26,318	24,126
Provision (reversal) for doubtful accounts	548	305
Total operating expenses	132,462	167,610
Operating income (loss)	178,694	226,718
Other (income) expenses:
Interest and debt expense	63,412	68,129
Other (income) expense, net	(34)	(77)
Total other (income) expenses	63,378	68,052
Income (loss) before income taxes	115,316	158,666
Income tax expense (benefit)	8,872	13,893
Net income (loss)	106,444	144,773
Less: dividends on preferred shares	18,184	14,744
Net income (loss) attributable to common shareholder	$ (88,260)	$ (130,029)